Offerings - Offering: 1	Feb. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	51,292,953
Proposed Maximum Offering Price per Unit	1.06
Maximum Aggregate Offering Price	$ 54,370,530.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,508.57
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.0001 per share (the "Common Stock"), of AEON Biopharma, Inc. that become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction without receipt of consideration. (2) Represents an aggregate of 51,292,953 shares of Common Stock, consisting of: (i) 12,185,835 shares of Common Stock, (ii) up to 17,818,460 shares of Common Stock issuable upon the exercise of pre-funded warrants, (iii) up to 14,706,829 shares of Common Stock issuable upon the exercise of common stock warrants and (iv) up to 6,581,829 shares of Common Stock issuable upon the exercise of true-up warrants. (3) Proposed Maximum Offering Price Per Share is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act based upon the average of the high and low prices for the Common Stock as reported on the NYSE American on February 6, 2026.